Loans to and Investments in Associated Companies - Garcadia (Details) - Disposal group, disposed of by sale, not discontinued operations - Garcadia Companies - USD ($) $ in Millions	3 Months Ended	11 Months Ended
	Sep. 30, 2018	Nov. 30, 2018
Schedule of Equity Method Investments [Line Items]
Percentage of equity interest sold	100.00%
Proceeds from sale of equity interests and associated real estate	$ 417.2
Pre-tax gain on sale of equity interests and associated real estate	$ 221.7	$ 221.7